Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
U.S. federal statutory rate		21.00%	35.00%	35.00%
Percentage of income attributable to wholly-owned operations and investments for which income tax expense and effective tax rate calculated		100.00%
Valuation allowance	$ 0	$ 0	$ 0
Gross unrecognized tax benefits	4,902	4,902	4,225	$ 3,695	$ 3,513
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	3,997	3,997	3,457
Estimated accrued interest and penalties resulting from unrecognized tax benefits	755	755	540
Foreign subsidiaries earnings	93,000	93,000
Provisional net income tax benefit			$ 9,955
Measurement period estimated net income tax benefit		$ 1,819
Total net income tax benefit attributable to passage of the TCJA	11,774
Minimum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date		2019
Maximum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date		2038
State and other
Income Taxes [Line Items]
Net operating loss carry forwards	8,263	$ 8,263
Federal
Income Taxes [Line Items]
Net operating loss carry forwards	$ 0	$ 0